Shareholder Report, Holdings (Details) - C000017675	Jul. 31, 2024
Constellation Energy8126674
Holdings [Line Items]
Percent of Total Investments	7.50%
DT Midstream8126677
Holdings [Line Items]
Percent of Total Investments	5.10%
Linde8126689
Holdings [Line Items]
Percent of Total Investments	4.90%
NiSource8126695
Holdings [Line Items]
Percent of Total Investments	4.90%
T-Mobile US8126720
Holdings [Line Items]
Percent of Total Investments	4.80%
Union Pacific8126727
Holdings [Line Items]
Percent of Total Investments	4.60%
Southern8126716
Holdings [Line Items]
Percent of Total Investments	4.40%
Public Service Enterprise Group8126704
Holdings [Line Items]
Percent of Total Investments	4.20%
Cogent Communications Holdings8126668
Holdings [Line Items]
Percent of Total Investments	4.10%
Atmos Energy8126656
Holdings [Line Items]
Percent of Total Investments	4.10%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.20%